Segments (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues from external customers:
Advertising	$ 10,696,309	$ 11,358,198	$ 15,980,107
Fee based services	5,424,488	4,300,506	3,962,159
Total revenues	16,120,797	15,658,704	19,942,266
Cost of revenues (excluding depreciation and amortization)	10,413,064	9,951,884	10,774,121
Segment Results	5,707,733	5,706,820	9,168,145
Segment Assets	27,408,402	36,398,084	47,941,866
Capital expenditure	1,475,362	2,107,867	5,409,549
Depreciation/amortization	3,060,269	3,664,376	3,499,769
Operating Segments | India Online Business
Revenues from external customers:
Advertising	8,161,964	8,485,560	12,517,461
Fee based services	5,206,078	4,041,904	3,705,761
Total revenues	13,368,042	12,527,464	16,223,222
Cost of revenues (excluding depreciation and amortization)	8,330,948	7,470,935	8,241,612
Segment Results	5,037,094	5,056,529	7,981,610
Segment Assets	24,960,743	35,577,371	44,457,954
Capital expenditure	1,469,037	2,105,552	5,375,763
Depreciation/amortization	3,054,173	3,651,816	3,490,725
Operating Segments | US Publishing Business
Revenues from external customers:
Advertising	2,534,345	2,872,638	3,462,646
Fee based services	218,410	258,602	256,398
Total revenues	2,752,755	3,131,240	3,719,044
Cost of revenues (excluding depreciation and amortization)	2,082,116	2,480,949	2,532,509
Segment Results	670,639	650,291	1,186,535
Segment Assets	2,447,659	820,713	3,483,912
Capital expenditure	6,325	2,315	33,786
Depreciation/amortization	$ 6,096	$ 12,560	$ 9,044